Share premium account (Tables)	12 Months Ended
Oct. 31, 2020
Share premium account [Abstract]
Share Premium Account
		October 31, 2020	October 31, 2019	October 31, 2018
	Note	$m	$m	$m
At November 1		44.0	41.0	192.1
Issue and redemption of B shares		-	-	(156.7)
Movement in relation to share options exercised	29	2.5	3.0	5.6
At October 31		46.5	44.0	41.0